Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Advances to suppliers(i)	26,921	30,683
Prepaid VAT	17,429	21,477
Rental deposit, current	13,861	6,924
Staff advances	312	3,968
Prepaid consulting expenses	4,839	2,439
Short-term construction deposits	3,081	2,206
Prepaid short-term rent	8,448	8,065
Interest receivable	653	346
Receivables from third-party payment platform	562	212
Creditor’s rights of Hunan Longxi(ii)	—	5,000
Others	33,107	29,367
Total	109,213	110,687
Less: Allowance for doubtful accounts	(30,498)	(25,393)
Total	78,715	85,294

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.

The following table provide a summary of changes of the allowance for credit loss for the year ended December 31, 2023 and the year ended December 31, 2022:

	December 31,
	2022	2023
	RMB	RMB
Balance at beginning of period	21,059	30,498
Adoption of ASC 326	—	85
Amounts charged to expenses	10,396	6,257
Amounts written off	(850)	(6,512)
Disposal of subsidiaries	(107)	(4,935)
Balance at end of period	30,498	25,393

Provision for credit losses for prepayment and other current assets for the year ended December 31, 2022 and 2023 were RMB10,396 and RMB6,257, respectively.